Share-based compensation (Tables)	12 Months Ended
Mar. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Summary of Stock Option Activity
The following table sets forth the share options activity for the years ended March 31, 2020 and 2021:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value
		US$		US$	US$
Outstanding as of March 31, 2020	4,856,972	2.26	6.67	39,472	2.72
Exercisable as of March 31, 2020	—	—
Granted	998,000	4.13			2.49
Forfeited	(342,750)	3.49			4.00
Outstanding as of March 31, 2021	5,512,222	3.36	6.32	29,360	3.28
Exercisable as of March 31, 2021	—	—
Granted	1,282,500	2.86			2.27
Exercised	(1,204,483)	1.09			0.73
Forfeited	(358,348)	2.86			3.83
Outstanding as of March 31, 2022	5,231,891	2.86	5.25	404	2.36
Exercisable as of March 31, 2022	—	—

Summary of Options Measured At Fair Value, Valuation Assumptions	The significant unobservable inputs adopted in the valuation as of March 31, 2021 and 2022 are as follows:

	As of March 31, 2021	As of March 31, 2022
Spot price (US$)	5.57, 7.19	0.44, 6.93
Risk-free rate	0.00%, 0.9%	1.25%, 2.5%
Expected volatility	41.05%, 52.33%,	57.95%, 48.15%
Expected expiry years (in years)	0.50, 4.56	0.50, 3.56

Employees and Non Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Summary of Options Measured At Fair Value, Valuation Assumptions

	Year ended March 31, 2021	Year ended March 31, 2022
Expected volatility	44.41%	42.22%-43.71%
Risk-free interest rate	0.94%	1.64%-1.87%
Exercise multiple	2.8/2.2	2.8/2.2
Expected dividend yield	0%	0%
Contractual term (in years)	10	10